UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22133

ALPS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

ALPS Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2010

Item 1. Schedule of Investments.

[Insert SOI here]

AVS LISTED PRIVATE EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2010 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (97.03%)
COMMUNICATIONS (1.91%)
Internet (1.91%)
Internet Capital Group, Inc. (a)	21,350	$235,490

TOTAL COMMUNICATIONS		235,490

DIVERSIFIED (12.73%)
Diversified Operations (3.13%)
Wendel Investissement	5,850	387,666

Holding Companies-Diversified (9.60%)
Ackermans & van Haaren N.V.	3,359	268,110
HAL Trust	3,550	400,956
Leucadia National Corp. (a)	21,900	517,278

		1,186,344

TOTAL DIVERSIFIED		1,574,010

FINANCIAL (82.39%)
Closed-End Funds (18.11%)
AP Alternative Assets LP	49,300	356,932
ARC Capital Holdings, Ltd. (a)	253,000	290,975
Candover Investments PLC (a)	17,500	202,056
Electra Private Equity PLC (a)	15,550	334,167
Graphite Enterprise Trust PLC	60,200	273,301
HBM BioVentures AG, A Shares (a)	6,220	255,092
HgCapital Trust PLC (a)	4,035	3,550
HgCapital Trust PLC	20,400	273,034
Princess Private Equity Holding, Ltd. (a)	36,900	249,910

		2,239,017

Diversified Financial Services (23.82%)
Conversus Capital LP (a)	33,287	542,578
GP Investments, Ltd. (a)	67,200	245,447
Intermediate Capital Group PLC	113,700	534,046
KKR & Co. Guernsey LP	84,750	898,350
Onex Corp.	25,800	724,928

		2,945,349

Investment Companies (19.75%)
American Capital Strategies, Ltd. (a)	12,700	73,787
China Merchants China Direct Investments, Ltd.	114,000	249,191
DeA Capital SpA (a)	78,000	133,023
Eurazeo	6,935	465,381
Investor AB, B Shares	15,300	310,751
MVC Capital, Inc.	12,000	155,640
Ratos AB, B Shares	14,500	500,805
RHJ International (a)	23,639	194,967
SVG Capital PLC (a)	134,500	358,129

		2,441,674

Investment Management & Advisory Services (4.91%)
The Blackstone Group LP	47,800	606,582

Venture Capital (15.80%)
3i Group PLC	146,200	657,990
Altamir Amboise (a)	40,313	298,965
Deutsche Beteiligungs AG	8,837	222,991
Dinamia Capital Privado S.C.R., SA	11,300	132,481
GIMV N.V.	6,950	357,666
IP Group PLC (a)	110,304	55,448
JAFCO Co., Ltd.	9,650	227,841

		1,953,382

TOTAL FINANCIAL		10,186,004

TOTAL COMMON STOCKS
(Cost $10,968,921)		11,995,504

	7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS (4.48%)
MONEY MARKET FUND (4.48%)
Dreyfus Treasury Prime Cash Management Fund, Investor Shares	0.00	%(b)	554,213	554,213

TOTAL MONEY MARKET FUND				554,213

TOTAL SHORT TERM INVESTMENTS
(Cost $554,213)				554,213

TOTAL INVESTMENTS (101.51%)
(Cost $11,523,134)				12,549,717

Liabilities In Excess Of Other Assets (-1.51%)				(187,142)

NET ASSETS (100.00%)				$12,362,575

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamioze Vennootschap is the Dutch term for public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries mostly employing civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Societea Per Azioni is an Italian shared company.

(a) Non-Income Producing Security.

(b) Less than 0.005%.

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ALPS Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated September 17, 2007. The Trust consists of one series, the AVS Listed Private Equity Portfolio (the “Portfolio”). The Portfolio offers Class I and Class II shares (collectively, the “Classes” and individually, each a “Class”).

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Portfolio’s securities for the purposes of determining the Portfolio’s net asset value (“NAV”). The valuation of the securities of the Portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Portfolio to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Portfolio generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Portfolio will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Portfolio’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Portfolio invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Portfolio may use fair valuation procedures more frequently than portfolios that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Portfolio may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Portfolio’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Portfolio prices its shares.

The Portfolio may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Portfolio values its securities. In addition, the Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Portfolio’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Valuation Measurements: A three-tier hierarchy has been established to classify the inputs used for fair value measurements. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2010.

Valuation Inputs
Assets:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,995,504	$–	$–	$11,995,504
Short Term Investments	554,213	–	–	554,213
TOTAL	$12,549,717	$–	$–	$12,549,717

* For detailed industry descriptions, please refer to the Portfolio of Investments.

For the nine-months ended September 30, 2010, the Portfolio did not have any significant transfers between Level 1 and Level 2 securities. For the nine-months ended September 30, 2010, the Portfolio did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on an identified cost basis, which is the same basis the Portfolio uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recorded on the ex-dividend date.

Foreign Securities: The Portfolio may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign exchange rates are included in net realized loss on foreign currency transactions and net change in unrealized appreciation on translation of assets and liabilities in foreign currencies line items, respectively.

Forward Foreign Currency Transactions: The Portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Portfolio’s financial statements. The Portfolio records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Funds did not have forward foreign currency contracts at September 30, 2010.

Expenses: Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”). Expenses that cannot be directly attributed to a class are apportioned among the Classes based on average net assets.

Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment Adviser, Sub-Adviser, principal underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a class by class basis.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and for interim periods within those fiscal years. Regarding the disclosures effective for fiscal periods beginning after December 15, 2009, management determined the ASU did not have a material effect on the Portfolios’ financial disclosures contained in this Report. Regarding the disclosures not yet effective, management is currently evaluating the impact the adoption of the ASU will have on the Portfolios’ financial statement disclosures.

Income Taxes: For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Internal Revenue Code Subchapter M and the 1940 Act.

Distributions to Shareholders: The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Portfolio on the ex-dividend date.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS:

Net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2010 were as follows:

Gross appreciation (excess of value over tax cost)	$1,035,172
Gross depreciation (excess of tax cost over value)	(287,910)

Net unrealized appreciation	747,262

Cost of investments for income tax purposes	$11,802,455

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	November 24, 2010

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	November 24, 2010